REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM

To the Board of Trustees of The Advisors Inner
Circle Fund
and Shareholders of Hamlin High Dividend Equity Fund

In planning and performing our audit of the
financial statements of Hamlin High Dividend Equity
Fund (the Fund), one of the series constituting The
Advisors Inner Circle Trust (the Company), as of and
for the year ended December 31, 2021, in accordance
with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we
considered the Companys internal control over
financial reporting, including controls over
safeguarding securities, as a basis for designing
our auditing procedures for the purpose of
expressing our opinion on the financial statements
and to comply with the requirements of Form N-CEN,
but not for the purpose of expressing an opinion on
the effectiveness of the Companys internal control
over financial reporting.  Accordingly, we express
no such opinion.
The management of the Company is responsible for
establishing and maintaining effective internal
control over financial reporting.  In fulfilling
this responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls.  A companys
internal control over financial reporting is a
process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with U.S. generally accepted
accounting principles.  A companys internal control
over financial reporting includes those policies and
procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions of
the assets of the company; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with U.S. generally
accepted accounting principles, and that receipts
and expenditures of the company are being made only
in accordance with authorizations of management and
directors of the company; and (3) provide reasonable
assurance regarding prevention or timely detection
of unauthorized acquisition, use or disposition of a
companys assets that could have a material effect on
the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent or
detect misstatements.  Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or that
the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees, in
the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis.  A material weakness is a deficiency,
or a combination of deficiencies, in internal
control over financial reporting, such that there is
a reasonable possibility that a material
misstatement of the companys annual or interim
financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Companys internal control
over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the PCAOB. However, we
noted no deficiencies in the Companys internal
control over financial reporting and its operation,
including controls over safeguarding securities,
that we consider to be a material weakness as
defined above as of December 31, 2021.
This report is intended solely for the information
and use of management and the Board of Trustees of
The Advisors Inner Circle Trust and the Securities
and Exchange Commission and is not intended to be
and should not be used by anyone other than these
specified parties.
/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 28, 2022




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